Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of activity within intangible assets
The estimated useful lives for the major components of intangible assets are:

Years
Customer Relationships	5 -7
Software	7
Tradenames	Indefinite
Activity within intangible assets, for the year ended December 31, 2024 consists of the following:

	Customer relationships	Tradenames	Software	Other	Total

January 1, 2024	$—	$13,980	$18,983	$250	$33,213
Additions	—	—	1,591	—	1,591
Disposals	—	—	—	—	—
Reclassification	—	—	—	—	—
Amortization	—	—	(4,540)	(97)	(4,637)
December 31, 2024	$—	$13,980	$16,034	$153	$30,167

As of December 31, 2024
Cost	$2,153	$13,980	$37,854	$969	$54,956
Accumulated amortization	(2,153)	—	(21,820)	(816)	(24,789)
Net book value	$—	$13,980	$16,034	$153	$30,167
There were no write-offs of intangible assets for the year ended December 31, 2024.
Activity within intangible assets, net, for the year ended December 31, 2023 consists of the following:

	Customer relationships	Tradenames	Software	Other	Total

January 1, 2023	$179	$13,980	$21,509	$348	$36,016
Additions	—	—	1,832	—	1,832
Amortization	(179)	—	(4,358)	(98)	(4,635)
December 31, 2023	$—	$13,980	$18,983	$250	$33,213

As of December 31, 2023
Cost	$2,153	$13,980	$37,022	$969	$54,124
Accumulated amortization	(2,153)	—	(18,039)	(719)	(20,911)
Net book value	$—	$13,980	$18,983	$250	$33,213